Segment information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	4		2
Revenue	$ 302,299	$ 331,799
Goodwill	2,876	3,066	$ 2,958
Long-term investments	$ 39,732	$ 4,792
OEM Launch Partner | Customer Concentration Risk | Revenue Benchmark
Segment Reporting Information [Line Items]
Concentration percentage	5.00%	16.00%
Operating Segments
Segment Reporting Information [Line Items]
Revenue	$ 345,384	$ 331,799
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Long-term investments	36,866	1,558
Heavy-Duty OEM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	31,315	56,247
Heavy-Duty OEM | Operating Segments | OEM Launch Partner
Segment Reporting Information [Line Items]
Revenue	16,427	53,671
Light-Duty | Operating Segments
Segment Reporting Information [Line Items]
Revenue	262,180	263,594
Goodwill	2,876	3,066
Long-term investments	$ 2,866	$ 3,234